Results of Operations from Oil and Gas Producing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Results of operations for oil and gas producing activities by geographic area [line items]
Oil and gas revenue	$ 3,986	$ 6,689	$ 7,397
Production costs	(816)	(1,438)	(2,134)
Exploration expenses	(560)	(435)	(549)
Depreciation, depletion, amortisation and valuation provision	(1,457)	(1,641)	(3,968)
Production taxes	(191)	(223)	(172)
Results of operations, income before accretion expense, income taxes, and royalty-related taxes, Total	962	2,952	574
Accretion expense	(112)	(127)	(141)
Income taxes	(467)	(990)	(1,265)
Royalty-related taxes	(85)	(164)	(103)
Results of oil and gas producing activities	298	1,671	(935)
Australia [member]
Results of operations for oil and gas producing activities by geographic area [line items]
Oil and gas revenue	2,535	3,404	3,229
Production costs	(575)	(752)	(701)
Exploration expenses	(37)	(44)	(25)
Depreciation, depletion, amortisation and valuation provision	(906)	(917)	(1,045)
Production taxes	(177)	(198)	(171)
Results of operations, income before accretion expense, income taxes, and royalty-related taxes, Total	840	1,493	1,287
Accretion expense	(78)	(80)	(81)
Income taxes	(275)	(530)	(418)
Royalty-related taxes	(85)	(164)	(103)
Results of oil and gas producing activities	402	719	685
United States [member]
Results of operations for oil and gas producing activities by geographic area [line items]
Oil and gas revenue	1,101	2,675	3,747
Production costs	(161)	(568)	(1,312)
Exploration expenses	(271)	(162)	(270)
Depreciation, depletion, amortisation and valuation provision	(476)	(621)	(2,842)
Production taxes	(1)
Results of operations, income before accretion expense, income taxes, and royalty-related taxes, Total	192	1,324	(677)
Accretion expense	(24)	(34)	(46)
Income taxes	(35)	(193)	(723)
Royalty-related taxes	0	0	0
Results of oil and gas producing activities	133	1,097	(1,446)
Other countries [member]
Results of operations for oil and gas producing activities by geographic area [line items]
Oil and gas revenue	350	610	421
Production costs	(80)	(118)	(121)
Exploration expenses	(252)	(229)	(254)
Depreciation, depletion, amortisation and valuation provision	(75)	(103)	(81)
Production taxes	(13)	(25)	(1)
Results of operations, income before accretion expense, income taxes, and royalty-related taxes, Total	(70)	135	(36)
Accretion expense	(10)	(13)	(14)
Income taxes	(157)	(267)	(124)
Royalty-related taxes	0	0	0
Results of oil and gas producing activities	$ (237)	$ (145)	$ (174)